Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net (loss) income	$ (40,617)	$ 4,345
Adjustments to reconcile net loss (income) to net cash used in operating activities:
Non-cash interest expense related to debt financing and royalty obligation	13,065	12,459
Settlement of interest with payment-in-kind note	3,125
Non-cash gain on partial extinguishment of senior notes	(296)
Change in fair value of warrant liability	(12,508)	(551)
Change in fair value of derivative liability	0	(66,340)
Stock-based compensation expense	668	825
Depreciation	25	18
Changes in operating assets and liabilities:
Accounts receivable	(1,941)	(4,400)
Inventory	(8,357)	1,104
Prepaid expenses and other current assets	(2,830)	(804)
Accounts payable	1,838	7,728
Accrued expenses	3,629	2,864
Deferred revenue	413	1,172
Net cash used in operating activities	(43,786)	(41,580)
Investing activities
Purchases of property and equipment	(25)	(63)
Net cash used in investing activities	(25)	(63)
Financing activities
Proceeds from business combination, net	17,009
Proceeds from issuance of convertible notes payable	23,591	1,611
Proceeds from issuance of senior notes payable	8,592	49,125
Proceeds from issuance of common stock and warrants, net of issuance costs	13,801
Proceeds from PPP loan	0	488
Repayment of PPP loan	0	(488)
Debt issuance costs	0	(3,516)
Net cash provided by financing activities	62,993	47,220
Net increase in cash and cash equivalents	19,182	5,577
Cash and cash equivalents—beginning of period	7,233	1,656
Cash and cash equivalents—end of period	26,415	7,233
Supplemental disclosure of cash flow information:
Cash paid for interest	0	3,125
Conversion of convertible notes payable into Series D redeemable convertible preferred stock	3,360	0
Accretion of redeemable convertible preferred stock to redemption value, including dividends on preferred stock	7,737	$ 14,682
Senior secured note principal and royalty obligation balance conversion to shares of common stock upon merger	28,254
Convertible notes principal and accrued interest balance conversion to shares of common stock upon merger	103,267
Conversion of Series D redeemable convertible preferred stock into common stock	209,290
Value of warrants assumed upon merger (Note 3)	$ 14,075